Preferred Stock Textuals (Details) (USD $)			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Preferred Stock, No Voting Rights [Member]	Dec. 31, 2011 Preferred Stock, Voting Rights [Member]	Dec. 31, 2011 Series B - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series A - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 ESOP Preferred Stock [Member]	Dec. 31, 2011 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]	Dec. 31, 2010 Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Shares issued and outstanding	9,591,931	9,566,921				0				25,010	0
Preferred Stock, Shares Authorized					20,000,000	4,000,000
Redemption price per share										$ 100,000
Trust Preferred Securities Notice Redeemed During Period, Value			$ 5,800,000,000	$ 9,200,000,000
Preferred stock, former commitment to issue							1,800,000,000	2,500,000,000
Redemption terms									We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value
Additional paid-in capital included related to preferred stock	67,000,000	45,000,000
Par value	$ 11,971,000,000	$ 9,470,000,000			$ 0	$ 0				$ 2,501,000,000	$ 0
Voting Rights						If issued, preference shares would be limited to one vote per share